Schedule of Investments(a)
November 30, 2024
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–44.28%
Aerospace & Defense–0.73%
Boeing Co. (The),
6.26%, 05/01/2027(b)	$110,000	$112,770
5.88%, 02/15/2040	183,000	179,907
3.90%, 05/01/2049	470,000	336,899
5.93%, 05/01/2060	200,000	189,303
Lockheed Martin Corp.,
4.75%, 02/15/2034	520,000	516,657
5.70%, 11/15/2054	215,000	230,208
5.90%, 11/15/2063	200,000	219,683
		1,785,427
Agricultural & Farm Machinery–0.52%
John Deere Capital Corp.,
1.70%, 01/11/2027	200,000	189,414
1.75%, 03/09/2027	470,000	443,703
4.95%, 07/14/2028	100,000	101,788
5.05%, 06/12/2034	520,000	530,676
		1,265,581
Air Freight & Logistics–0.60%
FedEx Corp.,
4.55%, 04/01/2046	500,000	434,469
5.25%, 05/15/2050	500,000	481,065
United Parcel Service, Inc., 5.60%, 05/22/2064	520,000	538,478
		1,454,012
Apparel Retail–0.17%
Ross Stores, Inc., 1.88%, 04/15/2031	200,000	167,753
TJX Cos., Inc. (The), 3.88%, 04/15/2030	250,000	241,872
		409,625
Apparel, Accessories & Luxury Goods–0.27%
Tapestry, Inc.,
4.13%, 07/15/2027	449,000	440,769
3.05%, 03/15/2032	240,000	207,400
		648,169
Asset Management & Custody Banks–0.21%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	504,000	506,458
Automobile Manufacturers–1.24%
American Honda Finance Corp., 3.50%, 02/15/2028	100,000	97,008
Ford Motor Co.,
7.45%, 07/16/2031	200,000	219,554
4.75%, 01/15/2043	216,000	180,280
Ford Motor Credit Co. LLC,
3.38%, 11/13/2025	260,000	255,607
4.27%, 01/09/2027	200,000	196,441
6.80%, 11/07/2028	230,000	240,810
Principal Amount		Value
Automobile Manufacturers–(continued)
General Motors Co.,
6.60%, 04/01/2036	$100,000	$108,172
5.15%, 04/01/2038	98,000	93,015
6.75%, 04/01/2046	259,000	282,841
5.95%, 04/01/2049	94,000	94,028
Toyota Motor Corp. (Japan), 1.34%, 03/25/2026	400,000	384,010
Toyota Motor Credit Corp.,
1.13%, 06/18/2026	227,000	216,099
4.55%, 05/17/2030	150,000	149,261
5.55%, 11/20/2030	299,000	311,550
4.80%, 01/05/2034	200,000	198,829
		3,027,505
Biotechnology–0.64%
AbbVie, Inc.,
3.20%, 11/21/2029	520,000	487,692
5.50%, 03/15/2064	200,000	203,725
Amgen, Inc.,
2.60%, 08/19/2026	500,000	483,493
2.20%, 02/21/2027	117,000	111,205
Gilead Sciences, Inc., 1.20%, 10/01/2027	310,000	283,441
		1,569,556
Broadcasting–0.54%
Discovery Communications LLC,
3.95%, 03/20/2028	200,000	191,313
4.13%, 05/15/2029	289,000	273,290
Paramount Global,
2.90%, 01/15/2027	252,000	241,548
4.20%, 06/01/2029	400,000	381,150
4.20%, 05/19/2032	250,000	225,076
		1,312,377
Broadline Retail–0.73%
Alibaba Group Holding Ltd. (China),
2.13%, 02/09/2031	525,000	451,549
4.50%, 11/28/2034	570,000	542,150
4.00%, 12/06/2037	400,000	354,146
2.70%, 02/09/2041	300,000	213,314
3.15%, 02/09/2051	300,000	206,007
		1,767,166
Building Products–0.03%
Owens Corning, 7.00%, 12/01/2036	62,000	71,278
Cable & Satellite–1.14%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.,
4.20%, 03/15/2028	375,000	364,612
5.05%, 03/30/2029	419,000	415,314
4.40%, 04/01/2033	520,000	475,764
6.48%, 10/23/2045	95,000	93,461
5.13%, 07/01/2049	50,000	41,066
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Cable & Satellite–(continued)
Comcast Corp.,
3.95%, 10/15/2025	$186,000	$185,180
6.55%, 07/01/2039	400,000	449,397
2.99%, 11/01/2063	294,000	178,561
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	35,000	40,208
Time Warner Cable LLC,
7.30%, 07/01/2038	106,000	111,726
5.50%, 09/01/2041	105,000	92,517
4.50%, 09/15/2042	420,000	328,480
		2,776,286
Communications Equipment–0.10%
Nokia OYJ (Finland), 4.38%, 06/12/2027	250,000	245,856
Computer & Electronics Retail–0.06%
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	80,000	83,241
Dell International LLC/EMC Corp.,
8.10%, 07/15/2036	29,000	35,193
8.35%, 07/15/2046	15,000	19,912
		138,346
Construction Machinery & Heavy Transportation Equipment– 0.30%
Cummins, Inc., 5.45%, 02/20/2054	500,000	513,235
Wabtec Corp., 5.61%, 03/11/2034	212,000	219,386
		732,621
Consumer Finance–0.18%
Ally Financial, Inc., 8.00%, 11/01/2031	218,000	245,148
Capital One Financial Corp., 3.75%, 03/09/2027	200,000	195,597
		440,745
Consumer Staples Merchandise Retail–0.18%
Walmart, Inc.,
3.95%, 09/09/2027	190,000	188,756
4.10%, 04/15/2033	260,000	253,480
		442,236
Data Processing & Outsourced Services–0.33%
Concentrix Corp., 6.65%, 08/02/2026	800,000	815,675
Distillers & Vintners–0.13%
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028	330,000	324,435
Diversified Banks–8.83%
Australia and New Zealand Banking Group Ltd. (Australia), 3.70%, 11/16/2025	400,000	396,680
Banco Santander S.A. (Spain),
4.25%, 04/11/2027	400,000	394,329
5.29%, 08/18/2027	200,000	201,759
4.18%, 03/24/2028(c)	200,000	196,479
3.31%, 06/27/2029	400,000	375,258
2.96%, 03/25/2031	200,000	177,916
6.94%, 11/07/2033	400,000	447,681
Principal Amount		Value
Diversified Banks–(continued)
Bank of America Corp.,
4.45%, 03/03/2026	$430,000	$428,297
3.50%, 04/19/2026	300,000	295,679
4.27%, 07/23/2029(c)	100,000	98,311
2.50%, 02/13/2031(c)	200,000	178,199
2.59%, 04/29/2031(c)	500,000	446,298
2.69%, 04/22/2032(c)	400,000	350,369
5.29%, 04/25/2034(c)	203,000	206,219
Bank of America N.A., 5.53%, 08/18/2026	250,000	254,138
Bank of Montreal (Canada), Series H, 4.70%, 09/14/2027	480,000	481,591
Barclays PLC (United Kingdom),
4.38%, 01/12/2026	200,000	199,056
7.39%, 11/02/2028(c)	350,000	372,520
5.75%, 08/09/2033(c)	260,000	266,048
7.44%, 11/02/2033(c)	200,000	225,754
6.22%, 05/09/2034(c)	400,000	421,667
6.69%, 09/13/2034(c)	300,000	326,265
3.33%, 11/24/2042(c)	700,000	529,475
Citigroup, Inc.,
5.61%, 09/29/2026(c)	200,000	201,240
3.20%, 10/21/2026	275,000	267,569
3.67%, 07/24/2028(c)	100,000	97,132
4.41%, 03/31/2031(c)	450,000	438,582
8.13%, 07/15/2039	200,000	254,442
Cooperatieve Rabobank U.A. (Netherlands), 5.25%, 05/24/2041	125,000	127,488
HSBC Holdings PLC (United Kingdom),
7.39%, 11/03/2028(c)	200,000	213,148
4.58%, 06/19/2029(c)	365,000	360,234
3.97%, 05/22/2030(c)	450,000	430,125
2.80%, 05/24/2032(c)	275,000	237,548
5.40%, 08/11/2033(c)	400,000	403,723
6.33%, 03/09/2044(c)	280,000	306,569
ING Groep N.V. (Netherlands), 4.05%, 04/09/2029	250,000	242,950
JPMorgan Chase & Co.,
4.13%, 12/15/2026	125,000	123,893
5.72%, 09/14/2033(c)	475,000	492,435
6.25%, 10/23/2034(c)	600,000	648,857
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	283,000	286,458
Lloyds Banking Group PLC (United Kingdom), 4.98%, 08/11/2033(c)	200,000	197,070
Mitsubishi UFJ Financial Group, Inc. (Japan),
3.96%, 03/02/2028	225,000	221,556
4.05%, 09/11/2028	225,000	221,829
National Australia Bank Ltd. (Australia),
3.38%, 01/14/2026	300,000	296,191
2.50%, 07/12/2026	770,000	747,467
NatWest Group PLC (United Kingdom),
4.80%, 04/05/2026	200,000	200,103
5.52%, 09/30/2028(c)	650,000	660,100
5.78%, 03/01/2035(c)	300,000	308,663
Royal Bank of Canada (Canada), 4.24%, 08/03/2027	260,000	258,332
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.14%, 09/23/2030	450,000	385,931
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Diversified Banks–(continued)
Toronto-Dominion Bank (The) (Canada),
5.53%, 07/17/2026	$200,000	$202,598
1.25%, 09/10/2026	100,000	94,284
4.69%, 09/15/2027	250,000	250,448
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	410,000	401,886
1.38%, 07/22/2030	200,000	167,439
2.49%, 11/03/2036(c)	600,000	497,480
UBS AG (Switzerland),
1.25%, 08/07/2026	350,000	331,164
5.65%, 09/11/2028	200,000	206,923
Wells Fargo & Co.,
4.10%, 06/03/2026	200,000	198,095
3.58%, 05/22/2028(c)	120,000	116,571
5.57%, 07/25/2029(c)	400,000	410,152
2.88%, 10/30/2030(c)	350,000	319,927
2.57%, 02/11/2031(c)	520,000	464,582
3.07%, 04/30/2041(c)	325,000	247,338
5.01%, 04/04/2051(c)	390,000	370,852
4.61%, 04/25/2053(c)	221,000	197,302
Westpac Banking Corp. (Australia),
2.85%, 05/13/2026	451,000	440,943
2.70%, 08/19/2026	400,000	388,794
3.35%, 03/08/2027	300,000	293,729
		21,500,130
Diversified Capital Markets–0.17%
UBS Group AG (Switzerland), 4.55%, 04/17/2026	425,000	424,401
Diversified Chemicals–0.23%
Celanese US Holdings LLC,
6.60%, 11/15/2028	200,000	207,169
6.33%, 07/15/2029	200,000	206,789
6.38%, 07/15/2032	100,000	104,270
Dow Chemical Co. (The), 9.40%, 05/15/2039	32,000	43,508
		561,736
Diversified Financial Services–0.38%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.30%, 01/30/2032	150,000	133,142
BlackRock Funding, Inc., 5.35%, 01/08/2055	520,000	529,665
Transatlantic Holdings, Inc., 8.00%, 11/30/2039	200,000	253,891
		916,698
Diversified Metals & Mining–0.04%
BHP Billiton Finance (USA) Ltd. (Australia), 5.25%, 09/08/2033	100,000	102,644
Diversified REITs–0.04%
VICI Properties L.P., 4.95%, 02/15/2030	96,000	94,989
Diversified Support Services–0.10%
Cintas Corp. No. 2, 3.70%, 04/01/2027	250,000	245,585
Principal Amount		Value
Electric Utilities–4.22%
AEP Texas, Inc.,
3.95%, 06/01/2028(b)	$806,000	$784,862
4.70%, 05/15/2032	260,000	254,779
Appalachian Power Co., 7.00%, 04/01/2038	250,000	286,651
Arizona Public Service Co., 2.60%, 08/15/2029	300,000	274,854
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	200,000	191,119
Consolidated Edison Co. of New York, Inc.,
4.50%, 05/15/2058	200,000	171,134
3.70%, 11/15/2059	200,000	148,604
Duke Energy Indiana LLC, 6.45%, 04/01/2039	96,000	107,577
Edison International,
5.75%, 06/15/2027	150,000	153,274
4.13%, 03/15/2028	228,000	223,308
Entergy Louisiana LLC, 4.00%, 03/15/2033	400,000	374,743
Eversource Energy, Series M, 3.30%, 01/15/2028	120,000	114,976
MidAmerican Energy Co., 3.65%, 04/15/2029	180,000	173,330
National Rural Utilities Cooperative Finance Corp.,
8.00%, 03/01/2032	148,000	176,495
5.25%, 04/20/2046(c)	12,000	11,939
NextEra Energy Capital Holdings, Inc.,
3.50%, 04/01/2029	250,000	238,456
2.25%, 06/01/2030	200,000	175,661
5.65%, 05/01/2079(c)	235,000	233,811
Ohio Power Co., 5.00%, 06/01/2033	400,000	397,753
Pacific Gas and Electric Co.,
4.20%, 03/01/2029	200,000	194,710
4.55%, 07/01/2030	450,000	440,339
2.50%, 02/01/2031	500,000	433,281
4.20%, 06/01/2041	400,000	335,860
4.95%, 07/01/2050	500,000	448,649
PacifiCorp,
3.50%, 06/15/2029	300,000	285,080
6.00%, 01/15/2039	200,000	212,050
5.50%, 05/15/2054	400,000	394,956
5.80%, 01/15/2055	310,000	318,694
Progress Energy, Inc., 7.75%, 03/01/2031	150,000	172,092
Public Service Co. of Colorado, 5.25%, 04/01/2053	320,000	314,543
Southern California Edison Co., 6.65%, 04/01/2029	500,000	533,956
Southwestern Electric Power Co.,
Series N, 1.65%, 03/15/2026	250,000	239,914
5.30%, 04/01/2033	289,000	292,793
Union Electric Co., 8.45%, 03/15/2039	400,000	530,519
Xcel Energy, Inc.,
4.60%, 06/01/2032	434,000	422,253
5.45%, 08/15/2033	200,000	203,602
		10,266,617
Electrical Components & Equipment–0.13%
Regal Rexnord Corp., 6.30%, 02/15/2030	300,000	313,019
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Environmental & Facilities Services–0.26%
Waste Management, Inc.,
0.75%, 11/15/2025	$205,000	$197,728
1.50%, 03/15/2031	520,000	431,681
		629,409
Gas Utilities–0.18%
Southwest Gas Corp., 4.05%, 03/15/2032	475,000	448,654
Health Care Distributors–0.10%
McKesson Corp., 1.30%, 08/15/2026	250,000	237,146
Health Care Equipment–0.16%
Abbott Laboratories, 3.75%, 11/30/2026	394,000	389,780
Health Care Facilities–0.44%
Ascension Health, Series B, 2.53%, 11/15/2029	225,000	205,848
HCA, Inc.,
3.63%, 03/15/2032	429,000	386,950
5.50%, 06/01/2033	200,000	202,042
5.25%, 06/15/2049	300,000	275,454
		1,070,294
Health Care REITs–0.11%
Healthpeak OP LLC, 2.88%, 01/15/2031	300,000	269,600
Health Care Services–0.65%
CHRISTUS Health, Series C, 4.34%, 07/01/2028	430,000	425,068
Cigna Group (The),
4.50%, 02/25/2026	131,000	130,800
4.38%, 10/15/2028	187,000	185,316
CVS Health Corp., 5.55%, 06/01/2031	400,000	406,627
Dignity Health, 5.27%, 11/01/2064	248,000	238,471
Sutter Health, Series 20-A, 2.29%, 08/15/2030	218,000	191,678
		1,577,960
Health Care Supplies–0.22%
Solventum Corp., 5.90%, 04/30/2054(b)	520,000	532,567
Hotels, Resorts & Cruise Lines–0.09%
Booking Holdings, Inc., 4.63%, 04/13/2030	225,000	225,565
Industrial Gases–0.20%
Linde, Inc., 3.20%, 01/30/2026	500,000	493,132
Industrial Machinery & Supplies & Components–0.43%
nVent Finance S.a.r.l. (United Kingdom), 4.55%, 04/15/2028	280,000	278,310
Parker-Hannifin Corp., 3.25%, 03/01/2027	300,000	291,642
Stanley Black & Decker, Inc.,
4.25%, 11/15/2028	331,000	326,043
2.30%, 03/15/2030	162,000	142,406
		1,038,401
Insurance Brokers–0.04%
Aon Corp., 8.21%, 01/01/2027	100,000	105,667
Principal Amount		Value
Integrated Oil & Gas–0.71%
BP Capital Markets PLC, 3.72%, 11/28/2028	$325,000	$314,958
Exxon Mobil Corp., 3.48%, 03/19/2030	450,000	429,034
Occidental Petroleum Corp., 7.95%, 06/15/2039	200,000	234,705
Shell International Finance B.V.,
6.38%, 12/15/2038	450,000	508,109
5.50%, 03/25/2040	225,000	234,105
		1,720,911
Integrated Telecommunication Services–0.29%
British Telecommunications PLC (United Kingdom), 9.63%, 12/15/2030	250,000	307,665
Koninklijke KPN N.V. (Netherlands), 8.38%, 10/01/2030	175,000	205,487
Verizon Communications, Inc., 2.36%, 03/15/2032	220,000	185,707
		698,859
Interactive Media & Services–0.40%
Baidu, Inc. (China),
4.38%, 03/29/2028	300,000	297,196
4.88%, 11/14/2028	200,000	201,401
3.43%, 04/07/2030(d)	500,000	468,566
		967,163
Investment Banking & Brokerage–1.66%
Brookfield Finance, Inc. (Canada),
3.90%, 01/25/2028	440,000	430,879
6.35%, 01/05/2034	200,000	215,789
Charles Schwab Corp. (The),
3.20%, 03/02/2027	90,000	87,446
6.20%, 11/17/2029(c)	300,000	316,027
Goldman Sachs Group, Inc. (The),
3.50%, 11/16/2026	301,000	294,349
3.85%, 01/26/2027	220,000	216,316
3.81%, 04/23/2029(c)	200,000	193,745
3.80%, 03/15/2030	400,000	380,759
Morgan Stanley,
3.88%, 01/27/2026	415,000	411,453
6.25%, 08/09/2026	475,000	487,508
Nomura Holdings, Inc. (Japan),
1.65%, 07/14/2026	290,000	275,318
2.33%, 01/22/2027	200,000	189,608
2.71%, 01/22/2029	260,000	237,933
2.68%, 07/16/2030	340,000	299,495
		4,036,625
IT Consulting & Other Services–0.53%
International Business Machines Corp.,
4.40%, 07/27/2032	275,000	269,001
7.13%, 12/01/2096(d)	383,000	503,131
Kyndryl Holdings, Inc., 2.70%, 10/15/2028	575,000	529,316
		1,301,448
Leisure Products–0.27%
Brunswick Corp., 5.10%, 04/01/2052	250,000	206,779
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Leisure Products–(continued)
Hasbro, Inc.,
6.35%, 03/15/2040	$300,000	$316,827
5.10%, 05/15/2044	147,000	134,093
		657,699
Life & Health Insurance–1.32%
Brighthouse Financial, Inc.,
5.63%, 05/15/2030	200,000	207,054
4.70%, 06/22/2047	236,000	193,198
Jackson National Life Global Funding, 5.55%, 07/02/2027(b)	333,000	338,651
Lincoln National Corp., 3.05%, 01/15/2030	300,000	274,607
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	135,000	134,340
MetLife, Inc.,
4.55%, 03/23/2030	500,000	500,420
Series D, 5.88%(c)(e)	100,000	100,735
Principal Financial Group, Inc.,
3.70%, 05/15/2029	350,000	336,546
2.13%, 06/15/2030	275,000	240,868
Prudential Financial, Inc., 6.00%, 09/01/2052(c)	275,000	278,674
Prudential Funding (Asia) PLC (Hong Kong), 3.13%, 04/14/2030	200,000	184,002
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(b)	441,000	418,030
		3,207,125
Life Sciences Tools & Services–0.31%
Illumina, Inc., 2.55%, 03/23/2031	221,000	190,704
Revvity, Inc., 3.30%, 09/15/2029	200,000	186,503
Thermo Fisher Scientific, Inc., 5.00%, 12/05/2026	383,000	386,830
		764,037
Managed Health Care–0.45%
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	225,000	230,328
6.05%, 02/15/2063	350,000	381,392
5.20%, 04/15/2063	200,000	192,559
5.50%, 04/15/2064	300,000	301,201
		1,105,480
Movies & Entertainment–0.23%
Warnermedia Holdings, Inc.,
3.76%, 03/15/2027	250,000	242,170
4.05%, 03/15/2029	200,000	189,259
4.28%, 03/15/2032	153,000	138,123
		569,552
Multi-Family Residential REITs–0.15%
Mid-America Apartments L.P.,
3.60%, 06/01/2027	100,000	97,987
5.00%, 03/15/2034	260,000	260,945
		358,932
Multi-line Insurance–0.08%
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(c)	20,000	19,933
Principal Amount		Value
Multi-line Insurance–(continued)
AXA S.A. (France), 8.60%, 12/15/2030	$150,000	$180,048
		199,981
Multi-Sector Holdings–0.08%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	194,000	190,919
Multi-Utilities–0.33%
Black Hills Corp., 4.35%, 05/01/2033	91,000	85,776
National Grid PLC (United Kingdom), 5.42%, 01/11/2034	400,000	407,976
Puget Sound Energy, Inc., 5.80%, 03/15/2040	300,000	314,815
		808,567
Office REITs–0.28%
Boston Properties L.P., 3.40%, 06/21/2029	400,000	370,549
Cousins Properties L.P., 5.88%, 10/01/2034	300,000	306,300
		676,849
Office Services & Supplies–0.19%
CDW LLC/CDW Finance Corp.,
3.28%, 12/01/2028	275,000	256,432
3.57%, 12/01/2031	240,000	215,237
		471,669
Oil & Gas Exploration & Production–0.52%
Conoco Funding Co., 7.25%, 10/15/2031	200,000	229,229
ConocoPhillips Co., 6.95%, 04/15/2029	200,000	219,561
EQT Corp.,
5.00%, 01/15/2029	207,000	206,625
7.00%, 02/01/2030	350,000	378,217
Pioneer Natural Resources Co., 1.90%, 08/15/2030	260,000	224,273
		1,257,905
Oil & Gas Storage & Transportation–0.88%
Cheniere Energy Partners L.P., 4.00%, 03/01/2031	350,000	328,967
Energy Transfer L.P., 5.00%, 05/15/2050	470,000	419,657
Enterprise Products Operating LLC, 4.15%, 10/16/2028	250,000	246,253
Kinder Morgan Energy Partners L.P., 6.95%, 01/15/2038	131,000	147,346
ONEOK, Inc., 7.15%, 01/15/2051	325,000	372,535
Plains All American Pipeline L.P./PAA Finance Corp., 6.65%, 01/15/2037	100,000	108,559
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/2027(f)	300,000	314,910
Western Midstream Operating L.P., 6.35%, 01/15/2029	200,000	208,554
		2,146,781
Other Specialized REITs–0.16%
EPR Properties, 3.60%, 11/15/2031	112,000	99,000
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Other Specialized REITs–(continued)
GLP Capital L.P./GLP Financing II, Inc.,
5.30%, 01/15/2029	$200,000	$200,286
3.25%, 01/15/2032	114,000	99,661
		398,947
Packaged Foods & Meats–0.17%
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l.,
5.13%, 02/01/2028	200,000	200,598
3.00%, 02/02/2029	225,000	207,561
		408,159
Paper & Plastic Packaging Products & Materials–0.08%
Berry Global, Inc., 5.50%, 04/15/2028	187,000	190,162
Paper Products–0.18%
Georgia-Pacific LLC, 8.88%, 05/15/2031	200,000	246,512
Suzano Austria GmbH (Brazil), 6.00%, 01/15/2029	200,000	203,760
		450,272
Passenger Airlines–0.53%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	424,058	373,777
Southwest Airlines Co., 5.13%, 06/15/2027	284,000	286,492
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	330,282	338,568
5.80%, 07/15/2037	283,520	294,235
		1,293,072
Personal Care Products–0.19%
Conopco, Inc., Series E, 7.25%, 12/15/2026	225,000	237,121
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	240,000	215,812
		452,933
Pharmaceuticals–1.47%
AstraZeneca Finance LLC (United Kingdom), 4.88%, 03/03/2033	250,000	252,717
Bristol-Myers Squibb Co.,
3.40%, 07/26/2029	250,000	238,105
6.40%, 11/15/2063	400,000	455,108
5.65%, 02/22/2064	300,000	307,050
Johnson & Johnson,
1.30%, 09/01/2030	125,000	106,222
4.95%, 06/01/2034	260,000	267,161
Mylan, Inc., 4.55%, 04/15/2028	225,000	221,988
Novartis Capital Corp. (Switzerland), 3.10%, 05/17/2027	450,000	437,591
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2026	210,000	209,884
4.75%, 05/19/2033	200,000	197,969
5.34%, 05/19/2063	350,000	340,078
Pharmacia LLC, 6.60%, 12/01/2028	175,000	187,977
Viatris, Inc., 2.70%, 06/22/2030	400,000	351,087
		3,572,937
Principal Amount		Value
Property & Casualty Insurance–0.25%
Allstate Corp. (The),
3.28%, 12/15/2026	$190,000	$185,400
5.35%, 06/01/2033	225,000	231,762
Stewart Information Services Corp., 3.60%, 11/15/2031	225,000	195,755
		612,917
Rail Transportation–0.32%
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	200,000	214,637
Norfolk Southern Corp., 4.10%, 05/15/2121	450,000	332,979
Union Pacific Corp., 3.80%, 04/06/2071	300,000	219,819
		767,435
Regional Banks–0.59%
M&T Bank Corp., 7.41%, 10/30/2029(c)	200,000	215,815
Truist Bank,
4.05%, 11/03/2025	10,000	9,947
3.30%, 05/15/2026	365,000	357,428
Truist Financial Corp.,
4.87%, 01/26/2029(c)	200,000	200,064
4.92%, 07/28/2033(c)	450,000	434,666
5.87%, 06/08/2034(c)	200,000	208,472
		1,426,392
Reinsurance–0.04%
Enstar Group Ltd., 3.10%, 09/01/2031	110,000	94,595
Research & Consulting Services–0.11%
Jacobs Engineering Group, Inc., 5.90%, 03/01/2033	250,000	257,481
Retail REITs–0.46%
Realty Income Corp.,
3.95%, 08/15/2027	250,000	246,768
2.20%, 06/15/2028	200,000	184,262
2.85%, 12/15/2032	200,000	172,469
Simon Property Group L.P.,
2.25%, 01/15/2032	290,000	246,329
6.75%, 02/01/2040	244,000	277,939
		1,127,767
Semiconductors–1.06%
Foundry JV Holdco LLC, 6.15%, 01/25/2032(b)	455,000	466,624
Intel Corp.,
2.60%, 05/19/2026	30,000	29,097
3.15%, 05/11/2027	260,000	251,100
2.45%, 11/15/2029	275,000	245,719
5.20%, 02/10/2033(d)	475,000	475,185
4.95%, 03/25/2060	460,000	388,939
5.05%, 08/05/2062	400,000	339,979
Marvell Technology, Inc., 2.95%, 04/15/2031	200,000	178,085
TSMC Arizona Corp. (Taiwan), 2.50%, 10/25/2031	250,000	218,002
		2,592,730
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value
Soft Drinks & Non-alcoholic Beverages–0.32%
Coca-Cola Consolidated, Inc., 5.45%, 06/01/2034	$520,000	$535,031
PepsiCo, Inc., 3.90%, 07/18/2032	260,000	248,461
		783,492
Steel–0.21%
ArcelorMittal S.A. (Luxembourg),
7.00%, 10/15/2039	27,000	29,857
6.75%, 03/01/2041	225,000	241,573
Nucor Corp., 6.40%, 12/01/2037	219,000	244,308
		515,738
Systems Software–0.17%
Microsoft Corp., 3.13%, 11/03/2025	425,000	419,990
Technology Distributors–0.11%
Avnet, Inc., 6.25%, 03/15/2028	250,000	258,931
Technology Hardware, Storage & Peripherals–0.35%
Apple, Inc.,
3.35%, 02/09/2027	500,000	490,382
1.20%, 02/08/2028	150,000	136,382
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	220,000	237,219
		863,983
Telecom Tower REITs–0.29%
Crown Castle, Inc.,
3.30%, 07/01/2030	450,000	412,829
2.25%, 01/15/2031	350,000	297,853
		710,682
Tobacco–2.47%
Altria Group, Inc.,
3.40%, 05/06/2030	460,000	428,014
2.45%, 02/04/2032	800,000	671,697
3.88%, 09/16/2046	225,000	173,001
B.A.T Capital Corp. (United Kingdom),
3.56%, 08/15/2027	108,000	104,885
2.26%, 03/25/2028	350,000	323,067
2.73%, 03/25/2031	170,000	149,610
4.74%, 03/16/2032	415,000	406,104
B.A.T. International Finance PLC (United Kingdom), 4.45%, 03/16/2028	265,000	262,907
Philip Morris International, Inc.,
5.13%, 02/15/2030	480,000	488,866
2.10%, 05/01/2030	250,000	219,130
1.75%, 11/01/2030	300,000	253,497
5.13%, 02/13/2031	260,000	264,458
5.75%, 11/17/2032	300,000	314,731
5.38%, 02/15/2033	163,000	166,813
5.25%, 02/13/2034	300,000	304,627
6.38%, 05/16/2038	280,000	311,068
4.50%, 03/20/2042	418,000	377,253
Reynolds American, Inc. (United Kingdom),
5.70%, 08/15/2035	256,000	263,226
5.85%, 08/15/2045	545,000	539,349
		6,022,303
Principal Amount		Value
Transaction & Payment Processing Services–0.55%
Global Payments, Inc.,
2.90%, 11/15/2031	$250,000	$218,323
5.40%, 08/15/2032	200,000	203,218
PayPal Holdings, Inc.,
2.65%, 10/01/2026	275,000	266,186
5.25%, 06/01/2062	400,000	388,130
Western Union Co. (The), 6.20%, 11/17/2036	250,000	258,500
		1,334,357
Water Utilities–0.32%
American Water Capital Corp.,
3.45%, 06/01/2029	520,000	494,476
4.45%, 06/01/2032	297,000	291,302
		785,778
Wireless Telecommunication Services–0.08%
America Movil S.A.B. de C.V. (Mexico), 6.13%, 03/30/2040	171,000	182,561
Total U.S. Dollar Denominated Bonds & Notes (Cost $108,961,163)		107,841,464
U.S. Treasury Securities–41.79%
U.S. Treasury Bills–0.24%
4.44% - 4.78%, 01/30/2025(g)	590,000	585,701
U.S. Treasury Bonds–6.98%
6.13%, 08/15/2029	3,000,000	3,259,688
2.00%, 11/15/2041	1,000,000	708,262
3.38%, 08/15/2042	725,600	629,968
4.38%, 08/15/2043	1,021,200	1,010,489
3.75%, 11/15/2043	2,100,000	1,900,910
3.38%, 05/15/2044	1,500,000	1,279,336
3.00%, 11/15/2045	2,000,000	1,588,438
3.00%, 08/15/2048	1,000,000	777,246
2.38%, 11/15/2049	1,687,600	1,148,194
2.00%, 02/15/2050	1,400,000	872,156
1.25%, 05/15/2050	1,926,000	985,232
4.13%, 08/15/2053	2,323,100	2,217,063
4.63%, 05/15/2054	600,000	623,906
		17,000,888
U.S. Treasury Notes–34.57%
5.00%, 09/30/2025	5,720,000	5,746,559
4.25%, 12/31/2025	2,300,000	2,297,754
4.63%, 02/28/2026	8,100,000	8,130,059
0.75%, 03/31/2026	3,500,000	3,341,611
4.88%, 05/31/2026	9,800,000	9,885,750
1.50%, 08/15/2026	7,180,000	6,862,509
4.25%, 03/15/2027	3,534,000	3,541,316
3.88%, 11/30/2027	7,000,000	6,953,242
3.88%, 12/31/2027	1,500,000	1,490,010
3.63%, 05/31/2028	3,000,000	2,952,422
1.38% - 4.88%, 10/31/2028	7,848,300	7,557,934
3.75%, 12/31/2028	1,800,000	1,775,637
4.00%, 01/31/2029	800,000	796,578
4.25%, 02/28/2029	2,500,000	2,513,525
4.00%, 10/31/2029	2,100,000	2,091,059
4.88%, 10/31/2030	2,711,300	2,817,740
1.38%, 11/15/2031	7,894,000	6,584,552
4.13%, 11/15/2032	500,000	499,385
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Principal Amount		Value
U.S. Treasury Notes–(continued)
3.88%, 08/15/2033	$7,182,500	$7,021,876
4.38%, 05/15/2034	1,300,000	1,317,976
		84,177,494
Total U.S. Treasury Securities (Cost $102,338,989)		101,764,083
U.S. Government Sponsored Agency Mortgage-Backed Securities–24.91%
Collateralized Mortgage Obligations–0.09%
Fannie Mae REMICs,
IO, 3.50%, 08/25/2035(h)	167,438	18,175
5.50%, 07/25/2046(h)	44,610	5,275
4.00%, 08/25/2047(h)	36,660	7,499
1.05% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(h)(i)	464,797	45,532
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.77%, 02/25/2026(j)	2,860,022	14,719
Series K735, Class X1, IO, 1.09%, 05/25/2026(j)	2,939,087	28,221
Series K093, Class X1, IO, 1.08%, 05/25/2029(j)	2,439,163	83,127
Freddie Mac REMICs, IO, 1.18% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(h)(i)	100,616	9,406
Freddie Mac STRIPS, IO, 3.00%, 12/15/2027(h)	19,504	586
		212,540
Federal Home Loan Mortgage Corp. (FHLMC)–2.59%
4.50%, 09/01/2049 to 05/01/2053	1,598,502	1,537,728
3.00%, 01/01/2050 to 05/01/2050	2,137,353	1,902,672
2.50%, 07/01/2050 to 08/01/2050	2,275,918	1,942,689
5.50%, 05/01/2054	929,183	932,508
		6,315,597
Federal National Mortgage Association (FNMA)–10.79%
TBA, 2.50%, 12/01/2039(k)	950,000	874,920
3.00%, 12/01/2039(k)	3,750,000	3,529,756
3.50%, 12/01/2039(k)	750,000	718,459
4.50%, 12/01/2053(k)	3,300,000	3,169,087
5.00%, 12/01/2053(k)	1,860,000	1,825,302
4.50%, 06/01/2049 to 07/01/2053	1,034,694	995,965
3.00%, 10/01/2049 to 11/01/2051	1,727,593	1,525,139
2.50%, 03/01/2050 to 08/01/2051	1,549,158	1,316,299
2.00%, 03/01/2051 to 08/01/2051	2,220,539	1,784,916
3.50%, 06/01/2052	1,273,668	1,157,062
4.00%, 06/01/2052	878,089	824,862
5.50%, 08/01/2053 to 02/01/2054	2,658,129	2,670,317
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
6.00%, 08/01/2053 to 09/01/2053	$4,197,224	$4,273,396
5.00%, 09/01/2053 to 04/01/2054	1,631,102	1,608,248
		26,273,728
Government National Mortgage Association (GNMA)–0.99%
TBA, 5.00%, 12/19/2024(k)	600,000	591,377
5.50%, 12/19/2024(k)	1,000,000	1,001,029
3.00%, 12/01/2054(k)	600,000	531,791
4.50%, 12/01/2054(k)	250,000	241,256
IO, 1.48% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(h)(i)	241,022	32,239
		2,397,692
Uniform Mortgage-Backed Securities–10.45%
TBA, 2.00%, 12/01/2039 to 12/01/2054(k)	8,132,000	6,590,603
2.50%, 12/01/2054(k)	4,250,000	3,557,264
3.00%, 12/01/2054(k)	2,992,000	2,608,385
3.50%, 12/01/2054(k)	6,375,000	5,779,158
4.00%, 12/01/2054(k)	3,825,000	3,577,615
5.50%, 12/01/2054(k)	1,730,000	1,728,147
6.00%, 12/01/2054(k)	1,600,000	1,618,975
		25,460,147
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $61,974,705)		60,659,704

Asset-Backed Securities–2.03%
Angel Oak Mortgage Trust, Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	988,786	986,964
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	10,976	9,351
Bank, Series 2019-BNK16, Class XA, IO, 1.10%, 02/15/2052(j)	2,203,410	66,945
BBCMS Mortgage Trust, Series 2024- C28, Class A4, 5.12%, 09/15/2057	760,000	771,729
BMO Mortgage Trust, Series 2024-5C5, Class A2, 5.46%, 02/15/2057	1,500,000	1,528,572
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.13%, 10/12/2050(j)	4,882,250	108,082
Ellington Financial Mortgage Trust, Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)(l)	467,070	462,572
Provident Funding Mortgage Trust, Series 2024-1, Class A3, 5.50%, 12/25/2054(b)(l)	991,147	988,156
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(l)	15,263	14,136
Total Asset-Backed Securities (Cost $4,947,897)		4,936,507
	Shares
Exchange-Traded Funds–0.39%
iShares MBS ETF (Cost $937,790)(d)	10,000	939,300
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Shares		Value
Money Market Funds–0.89%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(m)(n)	762,027	$762,027
Invesco Treasury Portfolio, Institutional Class, 4.53%(m)(n)	1,415,188	1,415,188
Total Money Market Funds (Cost $2,177,215)		2,177,215
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-114.29% (Cost $281,337,759)		278,318,273
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.90%
Invesco Private Government Fund, 4.63%(m)(n)(o)	616,866	616,866
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.71%(m)(n)(o)	1,584,529	$1,585,004
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,201,870)		2,201,870
TOTAL INVESTMENTS IN SECURITIES–115.19% (Cost $283,539,629)		280,520,143
OTHER ASSETS LESS LIABILITIES—(15.19)%		(36,982,212)
NET ASSETS–100.00%		$243,537,931
Investment Abbreviations:
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IO	– Interest Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $5,091,196, which represented 2.09% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	All or a portion of this security was out on loan at November 30, 2024.
(e)	Perpetual bond with no specified maturity date.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(j)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
November 30, 2024.

(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(l)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2024.

(m)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,058,428	$19,652,244	$(19,948,645)	$-	$-	$762,027	$30,035
Invesco Liquid Assets Portfolio, Institutional Class	756,527	9,264,839	(10,021,261)	(40)	(65)	-	12,785
Invesco Treasury Portfolio, Institutional Class	1,209,633	28,478,892	(28,273,337)	-	-	1,415,188	42,985
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$632,716	$11,063,857	$(11,079,707)	$-	$-	$616,866	$30,040*
Invesco Private Prime Fund	1,627,464	20,735,585	(20,777,813)	259	(491)	1,585,004	82,036*
Total	$5,284,768	$89,195,417	$(90,100,763)	$219	$(556)	$4,379,085	$197,881

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	42	March-2025	$5,019,000	$117,118	$117,118
U.S. Treasury Ultra Bonds	16	March-2025	2,035,000	63,152	63,152
Subtotal—Long Futures Contracts				180,270	180,270
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	78	March-2025	(16,076,531)	(46,470)	(46,470)
U.S. Treasury 5 Year Notes	45	March-2025	(4,842,070)	(29,896)	(29,896)
U.S. Treasury 10 Year Notes	76	March-2025	(8,450,250)	(105,259)	(105,259)
U.S. Treasury 10 Year Ultra Notes	27	March-2025	(3,099,516)	(55,324)	(55,324)
Subtotal—Short Futures Contracts				(236,949)	(236,949)
Total Futures Contracts				$(56,679)	$(56,679)

(a)	Futures contracts collateralized by $39,623 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$107,841,464	$—	$107,841,464
U.S. Treasury Securities	—	101,764,083	—	101,764,083
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	60,659,704	—	60,659,704
Asset-Backed Securities	—	4,936,507	—	4,936,507
Exchange-Traded Funds	939,300	—	—	939,300
Money Market Funds	2,177,215	2,201,870	—	4,379,085
Total Investments in Securities	3,116,515	277,403,628	—	280,520,143
Other Investments - Assets*
Futures Contracts	180,270	—	—	180,270
Other Investments - Liabilities*
Futures Contracts	(236,949)	—	—	(236,949)
Total Other Investments	(56,679)	—	—	(56,679)
Total Investments	$3,059,836	$277,403,628	$—	$280,463,464

*	Unrealized appreciation (depreciation).
Invesco Intermediate Bond Factor Fund